Note 4 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Website	Software
Useful life (years)	3 - 4	1 - 5

Disclosure of detailed information about property, plant and equipment [text block]
	Equipment / Hardware	Advance payments to technical equipment and machinery
Useful life (years)	3 - 13	-